Drinker Biddle & Reath LLP

191 N. Wacker Drive, Suite 3700

Chicago, IL 60606-1698

(312) 569-1000 (Phone)

(312) 569-3000 (Facsimile)

www.drinkerbiddle.com

August 29, 2016

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	FlexShares Trust
(File Nos. 811-22555; 333-173967)

Ladies and Gentlemen:

On behalf of FlexShares Trust (the “Trust”), transmitted herewith for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 69 to the Trust’s Registration Statement on Form N-1A (the “Current Amendment”). The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the Securities Act to register shares of a new series of the Trust, the FlexShares® Core Select Bond Fund. It is proposed that the Amendment become effective 75 days after filing.

As requested in the Staff’s generic comment letter dated February 25, 1994, we note for your information that shares of the Trust are marketed in part through banks.

Questions and comments concerning the enclosed materials may be directed to me at (312) 569-1107, or in my absence, Diana E. McCarthy at (215) 988-1146.

Very truly yours,

/s/ David L. Williams
David L. Williams

Enclosures

cc:	Peter K. Ewing

Craig R. Carberry

Jose J. Del Real

Diana E. McCarthy